Document and Entity Information	Sep. 04, 2019
Cover [Abstract]
Entity Registrant Name	SCHLUMBERGER LIMITED/NV
Entity Incorporation, State or Country Code	P8
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000087347
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity File Number	1-4601
Entity Tax Identification Number	52-0684746
Entity Address, Address Line One	5599 San Felipe
Entity Address, Postal Zip Code	77056
Entity Address, City or Town	Houston
City Area Code	713
Local Phone Number	513-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	SLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false